Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
28.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other

Million US dollar	31 December 2023	31 December 2022

Collateral given for own liabilities	277	306

Contractual commitments to purchase property, plant and equipment	641	538

Contractual commitments to acquire loans to associates/customers	59	72

Other commitments	1 846	1 800
The collateral given for own liabilities of 277m US dollar as at 31 December 2023 contains 164m US dollar cash guarantees (31 December 2022: 306m US dollar collateral given for own liabilities contained 189m US dollar of cash guarantees). Such cash deposits are a customary feature associated with litigations in Brazil: in accordance with Brazilian laws and regulations a company may or must (depending on the circumstances) place a deposit with a bank designated by the court or provide other security such as collateral on property, plant and equipment, insurance guarantees or letters of guarantees. With regard to judicial cases, AB InBev has made the appropriate provisions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
– see also Note 25
Provisions
. In the company’s statement of financial position, the cash guarantees are presented as part of other receivables – see Note 19
Trade and other receivables
. The legal proceedings covered by insurance guarantees and letters of guarantee issued by the company are disclosed in Note 29
Contingencies
. The remaining part of collateral given for own liabilities of 113m US dollar as at 31 December 2023 (31 December 2022: 117m US dollar) contains collateral on AB InBev’s property in favor of the excise tax authorities, the amount of which is determined by the level of the monthly excise taxes due, inventory levels and transportation risk, and collateral on its property, plant and equipment with regard to outstanding loans. To the extent that AB InBev would not respect its obligations under the related outstanding contracts or would lose the pending judicial cases, the collateralized assets would be used to settle AB InBev’s obligations.
AB InBev has entered into commitments to purchase property, plant and equipment for 641m US dollar at 31 December 2023 (31 December 2022: 538m US dollar).
In a limited number of countries AB InBev has committed itself to acquire loans to associates/customers from banks at their notional amount if the associates/customers do not respect their reimbursement commitments towards the banks. The total outstanding amount of such loans is 59m US dollar at 31 December 2023 (31 December 2022: 72m US dollar).
Other commitments amount to 1 846m US dollar at 31 December 2023 and mainly cover guarantees given to pension funds, rental and other guarantees (31 December 2022: 1 800m US dollar).
In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements. For more details, refer to Note 22
Changes in equity and earnings per share
.
As at 31 December 2023, the M&A related commitments existed as discussed below.
Cervecería Nacional Dominicana S.A. (“CND”)
As part of the 2012 shareholders agreement

between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place
,
which may result in Ambev acquiring additional shares in CND. In January 2018 Ambev increased its participation in CND from
55
% to
85
%. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options, the put option being exercisable in 2024 and 2026. As of 31 December 2023, the put option for the remaining shares held by ELJ was valued
0.6
billion US dollar. On 31 January 2024, ELJ exercised its put option to sell to Ambev approximately
12
% of the shares of CND for
a net consideration
of 0.3
billion US dollar. The closing of the transaction resulted in Ambev’s participation in CND increasing from
85
% to
97
%.